INFORMATION ON SEGMENTS - Summary of revenue and assets by geographical area wise (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Net revenue	R$ 36,349,623	R$ 40,164,687	R$ 36,921,980
Non-current assets	38,563,863	43,060,325
Asia [Member]
Disclosure of geographical areas [line items]
Net revenue	3,443,454	3,719,131	2,929,063
Non-current assets	1,284,783	1,216,942
North America [Member]
Disclosure of geographical areas [line items]
Net revenue	5,708,847	6,227,104	5,120,953
Non-current assets	6,261,545	6,459,026
Mexico [Member]
Disclosure of geographical areas [line items]
Net revenue	3,570,990	3,879,033	3,205,609
Non-current assets	3,631,768	3,640,644
Other [Member]
Disclosure of geographical areas [line items]
Net revenue	2,137,858	2,348,070	1,915,344
Non-current assets	2,629,777	2,818,382
South America [Member]
Disclosure of geographical areas [line items]
Net revenue	17,513,597	17,436,131	16,484,363
Non-current assets	14,508,816	14,312,260
Brazil [Member]
Disclosure of geographical areas [line items]
Net revenue	11,280,690	10,481,869	11,113,810
Non-current assets	12,656,298	12,015,037
Argentina [Member]
Disclosure of geographical areas [line items]
Net revenue	3,003,214	2,973,638	1,999,461
Non-current assets	694,172	1,036,205
Other [Member]
Disclosure of geographical areas [line items]
Net revenue	3,229,693	3,980,624	3,371,092
Non-current assets	1,158,346	1,261,018
Europe [Member]
Disclosure of geographical areas [line items]
Net revenue	8,739,179	11,771,600	11,580,586
Non-current assets	15,271,251	19,276,178
United Kingdom [Member]
Disclosure of geographical areas [line items]
Net revenue	2,836,316	4,187,200	4,117,699
Non-current assets	10,894,799	12,162,597
Other [Member]
Disclosure of geographical areas [line items]
Net revenue	5,902,863	7,584,400	7,462,887
Non-current assets	4,376,452	7,113,581
Oceania [Member]
Disclosure of geographical areas [line items]
Net revenue	944,546	1,010,721	R$ 807,015
Non-current assets	R$ 1,237,468	R$ 1,795,919